Reconciliation Between the Profit (loss) Before Financial Income (expenses) and Taxes of the segment Telecommunications in Brazil and Consolidated Profit (loss) Before Financial Income (expenses) and Taxes Information (Detail) - BRL (R$)
R$ in Thousands
12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Information [Line Items]
Profit (loss) before taxes	[1]	R$ 27,046,698	R$ (4,378,648)	R$ (13,434,629)
Operating Segments
Segment Information [Line Items]
Profit (loss) before taxes		27,116,142	(3,440,455)	(12,603,876)
Other Businesses
Segment Information [Line Items]
Profit (loss) before taxes		R$ (69,444)	R$ (938,193)	R$ (830,752)

[1]	At December 31, 2018, 2017 and 2016 income (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows: